Fair Value Measurements - Additional Information (Detail) (Level 3 [Member], CNY)	Dec. 31, 2014	Dec. 31, 2013
Level 3 [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Assets fair value, recurring basis	0	0
Liabilities fair value, recurring basis	0	0